Derivatives and Fair Value Disclosures - Schedule of the Company's interest rate swap arrangements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ 387,608	$ 1,858,677
Derivative, notional amount	$ 19,164,000	42,510,194
Swap 1
Derivatives, Fair Value [Line Items]
Effective Date	Apr. 10, 2018
Termination Date	Dec. 11, 2025
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	SOFR
Fair Value Asset/(Liability)	$ 387,608	731,814
Derivative, notional amount	$ 19,164,000	21,236,000
Swap 2
Derivatives, Fair Value [Line Items]
Effective Date	Feb. 05, 2022
Termination Date	Jun. 30, 2026
Fixed Rate (Company Pays)	1.49%
Floating Rate(Company Receives)	SOFR
Fair Value Asset/(Liability)	$ 0	1,126,863
Derivative, notional amount	$ 0	$ 21,274,194